Financial Instruments (Effects of Derivatives on Earnings) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Derivative Instruments and Hedging Activities [Line Items]
Effect on underlying	$ 57	$ 1,083
Earnings (loss) effect of derivatives	(84)	(997)
Total effect on earnings	(264)	(65)
Cash Flow Hedges [Member]
Derivative Instruments and Hedging Activities [Line Items]
Effect on hedging instrument	(56)	(1,083)
Effect on underlying	57	1,083
Effect on earnings (Cash flow hedges)	1	0
Earnings (loss) effect of derivatives	(84)	(997)
Total effect on earnings	1	0
Fair Value Hedges [Member]
Derivative Instruments and Hedging Activities [Line Items]
Effect on hedging instrument	1,723	1,051
Effect on underlying (Fair value hedges)	(1,754)	(1,083)
Effect on earnings (Fair value hedges)	(32)	(32)
Total effect on earnings	(32)	(32)
Net Investment Hedges [Member]
Derivative Instruments and Hedging Activities [Line Items]
Effect on hedging instrument	329	4,945
Effect on underlying	569	4,989
Effect on earnings (Net investment hedges)	(42)	(44)
Total effect on earnings	(42)	(44)
Economic Hedges [Member]
Derivative Instruments and Hedging Activities [Line Items]
Effect on hedging instrument	(302)	(3,118)
Effect on underlying (Economic hedges)	111	3,129
Earnings (loss) effect of derivatives	(191)	11
Total effect on earnings	$ (191)	$ 11